Accounts receivable, net - Allowance for credit losses (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Allowance for credit loss [Roll Forward]
Allowance for credit losses at beginning of the year	¥ 887,898	$ 130,860	¥ 102,200	¥ 102,200
Additions charged to expense	1,430,109	210,772		785,698
Allowance for credit losses at end of the year	2,318,007	341,632		¥ 887,898
Allowance for accounts receivable	¥ 1,430,109	$ 210,772	¥ 1,550,481